General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions				1 Months Ended							3 Months Ended	12 Months Ended
	Feb. 10, 2017	Jan. 09, 2017	Sep. 28, 2015	Feb. 03, 2017	Jan. 31, 2017	Oct. 31, 2016	May 31, 2016	Feb. 29, 2016	Nov. 30, 2015	Jun. 30, 2015	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Regulatory Charges In Operating Expense Resulting From Tax Reform												$ 674	$ 0	$ 0
General and Description Of Business [Abstract]
Net Proceeds from Issuance of Common Limited Partners Units												2,184	614	59
Basis of Presentation [Abstract]
Regulatory Charges Resulting From Tax Reform												713	0	0
Net Cash Provided (Used) by Operating Activities												3,373	4,423	3,069
Net Cash Provided (Used) by Investing Activities												(127)	1,156	3,357
Regulatory Assets and Liabilities Disclosure [Abstract]
Regulatory Assets, Current												102	91
Regulatory Assets, Noncurrent												299	299
Total regulatory assets												401	390
Regulatory Liabilities, Current												18	11
Regulatory Liabilities, Noncurrent												1,234	480
Total regulatory liabilities												$ 1,252	$ 491
Minimum period of construction for capitalization of interest												3 months
Minimum total project cost for capitalization of interest												$ 1
WPZ Merger Public Unit Exchange [Member]
General and Description Of Business [Abstract]
Termination Fee			$ 428
Maximum Reduction Of Quarterly Incentive Distributions			$ 209
Basis of Presentation [Abstract]
Reduction in incentive distribution rights payment							$ 10	$ 209	$ 209
Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												62.00%
Basis of Presentation [Abstract]
Reduction in incentive distribution rights payment										$ 2
Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												0.00%	50.00%
Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												66.00%
Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												69.00%
Caiman Energy II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												58.00%
Gulfstream Natural Gas System, L.L.C. [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												50.00%
Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												60.00%
Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												50.00%
Northeast G&P [Member] | Utica East Ohio Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												62.00%
Northeast G&P [Member] | Appalachia Midstream Services, LLC [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage												66.00%
Northeast G&P [Member] | Laurel Mountain Midstream, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												69.00%
Northeast G&P [Member] | Caiman Energy II, LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												58.00%
Northeast G&P [Member] | Cardinal Gas Services LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage												66.00%
Atlantic Gulf [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												50.00%
Atlantic Gulf [Member] | Discovery Producer Services LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												60.00%
Atlantic Gulf [Member] | Gulfstar One [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage												51.00%
Atlantic Gulf [Member] | Constitution Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Variable Interest Entity Ownership Percentage												41.00%
NGL And Petchem Services [Member] | Geismar [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage											88.50%
West [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Goodwill												$ 47	$ 47	47
West [Member] | Conway Fractionator [Member]
General and Description Of Business [Abstract]
Subsidiary, ownership percentage												50.00%
West [Member] | Delaware Basin Gas Gathering System [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage													50.00%
West [Member] | Overland Pass Pipeline Company LLC [Member]
General and Description Of Business [Abstract]
Equity Method Investment, Ownership Percentage												50.00%
Hillabee Expansion Project [Member]
General and Description Of Business [Abstract]
Deferred Revenue, Additions												$ 240
Contracts in Barnett Shale and Mid-Continent regions [Member]
General and Description Of Business [Abstract]
Deferred Revenue, Additions												$ 820
Newly constructed assets [Member]
General and Description Of Business [Abstract]
Deferred Revenue, Additions						$ 104
Financial Repositioning [Member] | The Williams Companies Inc [Member]
General and Description Of Business [Abstract]
Parent, limited partner ownership percentage												74.00%
Parent, general partner ownership percentage					2.00%
Partners' Capital Account, Units, Sale of Units		277			289,000
Net Proceeds from Issuance of Common Limited Partners Units	$ 56				$ 10
Partners' Capital Account, Units, Sold in Private Placement				59,000
Shares Issued, Price Per Share				$ 36.08586
Minimum [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent												21.00%
General and Description Of Business [Abstract]
Duration Of Period For Deferred Revenue Recognition												1 year
Maximum [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent												35.00%
General and Description Of Business [Abstract]
Duration Of Period For Deferred Revenue Recognition												25 years
Nonoperating Income (Expense) [Member]
Basis of Presentation [Abstract]
Regulatory Charges Resulting From Tax Reform												$ 11
Other Nonoperating Income (Expense) [Member]
Basis of Presentation [Abstract]
Regulatory Charges Resulting From Tax Reform												39
Other Nonoperating Income (Expense) [Member] | Atlantic Gulf [Member]
Basis of Presentation [Abstract]
Regulatory Charges Resulting From Tax Reform												33
Other Nonoperating Income (Expense) [Member] | West [Member]
Basis of Presentation [Abstract]
Regulatory Charges Resulting From Tax Reform												6
Difference between Revenue Guidance in Effect before and after Topic 606 [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax												350
Basis of Presentation [Abstract]
Cost of Goods and Services Sold												350
Accounting Standards Update 2016-15 [Member]
Basis of Presentation [Abstract]
Net Cash Provided (Used) by Operating Activities												533	$ 475	406
Net Cash Provided (Used) by Investing Activities												$ 533	$ 475	$ 406
Accounting Standards Update 2014-09 [Member]
Basis of Presentation [Abstract]
New Accounting Pronouncement or Change in Accounting Principle, Cumulative Effect of Change on Equity or Net Assets															$ 315